GOODWILL AND INTANGIBLE ASSETS - INTANGIBLES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost of goods sold
Disclosure of detailed information about intangible assets [line items]
Amortization expense	$ 1,691,787	$ 915,269